THE DIRECTOR
SERIES I
SEPARATE ACCOUNT TWO
HARTFORD LIFE INSURANCE COMPANY
SUPPLEMENT DATED OCTOBER 2, 2000 TO THE PROSPECTUS DATED
MAY 1, 2000

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

In the "Definitions" section, the following definition is added immediately after the definition of "Commuted Value":

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

In the "Highlights" section, in the first paragraph of the sub-section entitled "Will Hartford pay a Death Benefit?", the first sentence is deleted and replaced with the following:

There is a Death Benefit if the Contract Owner, joint owner or Annuitant die before we begin to make Annuity Payouts.

In the "Highlights" section, under the subsection "What Annuity Payout Options are available?" the second paragraph is deleted and replaced with the following:

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will pay you under the variable Life Annuity with 120, 180 or 240 Monthly Payments Certain Annuity Payout Option with period certain payouts for 120 months. If your Contract is issued in New York, you cannot defer beyond the Annuitant's 90th birthday. Please consult your Registered Representative or call us.

In the "General Contract Information" section, immediately under the table entitled "Hartford's Ratings" the following paragraph is added:

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

In the "Death Benefit" section, in the first paragraph of the sub-section entitled "What is the Death Benefit and how is it calculated?", the first sentence is deleted and replaced with the following:

The Death Benefit is the amount we will pay upon the death of the Contract Owner, joint Owner or Annuitant.

In the "Death Benefit" section, the sub-section entitled "Who will receive the Death Benefit?" is deleted and replaced with the following language:

The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .          AND . . .                   AND . . .                 THEN THE . . .
Contract Owner                There is a surviving joint  The Annuitant is living or  Joint Contract Owner
                              Contract Owner              deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Designated Beneficiary
                              joint Contract Owner        deceased                    receives the Death
                                                                                      Benefit.
Contract Owner                There is no surviving       The Annuitant is living or  Contract Owner's estate
                              joint Contract Owner and    deceased                    receives the Death
                              the Beneficiary                                         Benefit.
                              predeceases the Contract
                              Owner
Annuitant                     The Contract Owner is       There is no named           Death Benefit is paid to
                              living                      Contingent Annuitant        the Contract Owner(s) and
                                                                                      not the designated
                                                                                      Beneficiary.
Annuitant                     The Contract Owner is       The Contingent Annuitant    Contingent Annuitant
                              living                      is living                   becomes the Annuitant, and
                                                                                      the Contract continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                 AND . . .                               THEN THE . . .
Contract Owner                The Annuitant is living                   Designated Beneficiary becomes the
                                                                        Contract Owner
Annuitant                     The Contract Owner is living              Contract Owner receives the Death
                                                                        Benefit.
Annuitant                     The Annuitant is also the Contract Owner  Designated Beneficiary receives the
                                                                        Death Benefit.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.

In the "Annuity Payouts" section, under the sub-section "1. When do you want Annuity Payouts to begin?", the last sentence of the first paragraph is deleted and replaced with the following language:

The Annuity Commencement Date cannot be deferred beyond the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever is later unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If your Contract is issued in New York, you cannot defer beyond the Annuitant's 90th birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.

In the "Annuity Payouts" section, under the subsection "2. Which Annuity Payout Option do you want to use?" under the subsection "Important Information", that last two bulleted paragraphs are deleted and replaced with the following:

- For Non-Qualified Contracts, if you do not elect an Annuity Payout Option, variable Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with 120, 180 or 240 Monthly Payments Certain Annuity Payout Option with period certain payouts for 120 months.

- For Qualified Contracts and Contracts issued in Texas, if you do not elect an Annuity Payout Option, variable Annuity Payouts will begin automatically on the Annuity Commencement Date, under the Life Annuity Payout Option.

In the "Other Programs Available" section, in the paragraph entitled "Automatic Income" the first sentence is deleted and replaced with the following:

The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge.

The "Accumulation Unit Values" table is deleted and replaced with the following:

ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

(For and Accumulation Unit outstanding throughout the period)

The following audited information from the financial statements of the Separate Account has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. The unaudited information, which reflects the deduction for the Optional Death Benefit, has been derived from the audited financial statements of the Separate Account. No information is shown for Hartford Global Health HLS Fund Sub-Account and Hartford Global Technology HLS Fund Sub-Account because, as of December 31, 1999, the Sub-Accounts had not yet commenced operations.

                                                               YEAR ENDED DECEMBER 31,
                              -----------------------------------------------------------------------------------------
                               WITHOUT     WITH THE
                                 THE       OPTIONAL
                              OPTIONAL       DEATH
                                DEATH       BENEFIT
                               BENEFIT    (UNAUDITED)
                                1999         1999         1998       1997       1996       1995       1994       1993
-----------------------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
 SUB-ACCOUNT --
 NON-QUALIFIED
Accumulation Unit Value at
 beginning of period (a)         $4.307      $4.149      $4.023    $3.649     $3.560     $3.035     $3.191     $2.924
-----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                   $4.178      $4.177      $4.307    $4.023     $3.649     $3.560     $3.035     $3.191
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)            1,528          --       1,962     1,879      2,005      2,377      2,747      3,449
-----------------------------------------------------------------------------------------------------------------------

                                 YEAR ENDED DECEMBER 31,
                              ------------------------------

                                1992       1991       1990
----------------------------
HARTFORD BOND HLS FUND
 SUB-ACCOUNT --
 NON-QUALIFIED
Accumulation Unit Value at
 beginning of period (a)      $2.798      $2.27     $2.261
----------------------------
Accumulation Unit Value at
 end of period                $2.924     $2.798      $2.27
---------------------------------------------------------------------
----------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)         3,618      4,101      4,099
----------------------------

                                                               YEAR ENDED DECEMBER 31,
                              -----------------------------------------------------------------------------------------
                               WITHOUT     WITH THE
                                 THE       OPTIONAL
                              OPTIONAL       DEATH
                                DEATH       BENEFIT
                               BENEFIT    (UNAUDITED)
                                1999         1999         1998       1997       1996       1995       1994       1993
-----------------------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
 SUB-ACCOUNT -- QUALIFIED
Accumulation Unit Value at
 beginning of period (a)         $4.374      $4.213      $4.085    $3.705     $3.615     $3.082     $3.240     $2.969
-----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                   $4.243      $4.241      $4.374    $4.085     $3.705     $3.615     $3.082     $3.240
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)              213          --         233       276        286        331        387        493
-----------------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 SUB-ACCOUNT --
 NON-QUALIFIED
Accumulation Unit Value at
 beginning of period (a)        $11.224     $11.713      $8.493    $6.530     $5.303     $3.994     $4.112     $3.633
-----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                  $13.311     $13.306     $11.224    $8.493     $6.530     $5.303     $3.994     $4.112
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)            2,765          --       2,913     3,173      3,407      4,081      3,744      4,033
-----------------------------------------------------------------------------------------------------------------------
HARTFORD STOCK HLS FUND
 SUB-ACCOUNT QUALIFIED
Accumulation Unit Value at
 beginning of period (a)        $11.738     $12.250      $8.882    $6.829     $5.546     $4.177     $4.301     $3.799
-----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                  $13.920     $13.916     $11.738    $8.882     $6.829     $5.546     $4.177     $4.301
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)              680          --         803       848        830        940      1,015      1,043
-----------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS
 FUND SUB-ACCOUNT
 NON-QUALIFIED
Accumulation Unit Value at
 beginning of period (a)         $2.681      $2.758      $2.572    $2.466     $2.369     $2.262     $2.198     $2.157
-----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                   $2.784      $2.783      $2.681    $2.572     $2.466     $2.369     $2.262     $2.198
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)            6,996          --       9,019    12,010     13,211     10,105     14,167     15,270
-----------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS
 FUND SUB-ACCOUNT QUALIFIED
Accumulation Unit Value at
 beginning of period (a)         $2.679      $2.757      $2.571    $2.465     $2.368     $2.261     $2.197     $2.156
-----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                   $2.782      $2.782      $2.679    $2.571     $2.465     $2.368     $2.261     $2.197
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)              460          --         612       979      1,362      1,178      1,194      1,160
-----------------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 SUB-ACCOUNT NON-QUALIFIED
Accumulation Unit Value at
 beginning of period (a)         $6.604      $6.674      $5.351    $4.341     $3.761     $2.960     $3.074     $2.766
-----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                   $7.231      $7.228      $6.604    $5.351     $4.341     $3.761     $2.960     $3.074
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)            8,513          --       9,942    11,223     12,469     13,796     15,417     17,371
-----------------------------------------------------------------------------------------------------------------------
HARTFORD ADVISERS HLS FUND
 SUB-ACCOUNT QUALIFIED
Accumulation Unit Value at
 beginning of period (a)         $6.604      $6.674      $5.351    $4.341     $3.761     $2.960     $3.074     $2.766
-----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                   $7.231      $7.228      $6.604    $5.351     $4.341     $3.761     $2.960     $3.074
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)            2,884          --       3,191     3,353      3,531      4,045      4,661      5,005
-----------------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL
 APPRECIATION GROWTH HLS
 FUND SUB-ACCOUNT
 NON-QUALIFIED
Accumulation Unit Value at
 beginning of period (a)         $9.319     $10.263      $8.151    $6.729     $5.631     $4.367         --         --
-----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                  $12.683     $12.678      $9.319    $8.151     $6.729     $5.631     $4.367         --
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 utstanding at end of period
 (in thousands)                   1,995          --       2,433     2,279      2,634      3,859      2,983         --
-----------------------------------------------------------------------------------------------------------------------

                                 YEAR ENDED DECEMBER 31,
                              ------------------------------

                                1992       1991       1990
----------------------------
HARTFORD BOND HLS FUND
 SUB-ACCOUNT -- QUALIFIED
Accumulation Unit Value at
 beginning of period (a)      $2.842     $2.465     $2.296
----------------------------
Accumulation Unit Value at
 end of period                $2.969     $2.842     $2.465
-------------------------------------------------------------------------------
----------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)           557        598        741
----------------------------
HARTFORD STOCK HLS FUND
 SUB-ACCOUNT --
 NON-QUALIFIED
Accumulation Unit Value at
 beginning of period (a)      $3.334     $2.702      $2.84
----------------------------
Accumulation Unit Value at
 end of period                $3.633     $3.334     $2.702
-----------------------------------------------------------------------------------------
----------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)         4,383      4,389      4,551
----------------------------
HARTFORD STOCK HLS FUND
 SUB-ACCOUNT QUALIFIED
Accumulation Unit Value at
 beginning of period (a)      $3.487     $2.826      $2.97
----------------------------
Accumulation Unit Value at
 end of period                $3.799     $3.487     $2.826
---------------------------------------------------------------------------------------------------
----------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)           985      1,110      1,013
----------------------------
HARTFORD MONEY MARKET HLS
 FUND SUB-ACCOUNT
 NON-QUALIFIED
Accumulation Unit Value at
 beginning of period (a)      $2.102     $2.002     $1.871
----------------------------
Accumulation Unit Value at
 end of period                $2.157     $2.102     $2.002
-------------------------------------------------------------------------------------------------------------
----------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)        19,145     25,059     31,519
----------------------------
HARTFORD MONEY MARKET HLS
 FUND SUB-ACCOUNT QUALIFIED
Accumulation Unit Value at
 beginning of period (a)      $2.101     $2.001      $1.87
----------------------------
Accumulation Unit Value at
 end of period                $2.156     $2.101     $2.001
-----------------------------------------------------------------------------------------------------------------------
----------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)         2,542      3,959      4,837
----------------------------
HARTFORD ADVISERS HLS FUND
 SUB-ACCOUNT NON-QUALIFIED
Accumulation Unit Value at
 beginning of period (a)      $2.579     $2.164     $2.159
----------------------------
Accumulation Unit Value at
 end of period                $2.766     $2.579     $2.164
-----------------------------------------------------------------------------------------------------------------------
----------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)        18,273     19,355     21,074
----------------------------
HARTFORD ADVISERS HLS FUND
 SUB-ACCOUNT QUALIFIED
Accumulation Unit Value at
 beginning of period (a)      $2.579     $2.164     $2.159
----------------------------
Accumulation Unit Value at
 end of period                $2.766     $2.579     $2.164
-----------------------------------------------------------------------------------------------------------------------
----------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)         5,231      5,513      6,012
----------------------------
HARTFORD CAPITAL
 APPRECIATION GROWTH HLS
 FUND SUB-ACCOUNT
 NON-QUALIFIED
Accumulation Unit Value at
 beginning of period (a)          --         --
----------------------------
Accumulation Unit Value at
 end of period                    --         --         --
-----------------------------------------------------------------------------------------------------------------------
----------------------------
Number Accumulation Units
 utstanding at end of period
 (in thousands)                   --         --         --
----------------------------

                                                               YEAR ENDED DECEMBER 31,
                              -----------------------------------------------------------------------------------------
                               WITHOUT     WITH THE
                                 THE       OPTIONAL
                              OPTIONAL       DEATH
                                DEATH       BENEFIT
                               BENEFIT    (UNAUDITED)
                                1999         1999         1998       1997       1996       1995       1994       1993
-----------------------------------------------------------------------------------------------------------------------
HARTFORD CAPITAL
 APPRECIATION GROWTH HLS
 FUND SUB-ACCOUNT QUALIFIED
Accumulation Unit Value at
 beginning of period (a)         $9.323     $10.267      $8.154    $6.732     $5.633     $4.369     $1.764     $1.736
-----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                  $12.688     $12.684      $9.323    $8.154     $6.732     $5.633     $4.369     $1.764
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)              694          --         775       859        888        891        938         38
-----------------------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES
 HLS FUND SUB-ACCOUNT
 NON-QUALIFIED
Accumulation Unit Value at
 beginning of period (a)         $2.845      $2.840      $2.692    $2.495     $2.398     $2.085     $4.303     $3.598
-----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                   $2.859      $2.858      $2.845    $2.692     $2.495     $2.398     $2.085     $4.303
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)            4,637          --       5,584     6,914      8,165      9,957     11,297      3,032
-----------------------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES
 HLS FUND SUB-ACCOUNT
 QUALIFIED
Accumulation Unit Value at
 beginning of period (a)         $2.845      $2.840      $2.692    $2.495     $2.398     $2.085     $4.305     $3.599
-----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                   $2.859      $2.858      $2.845    $2.692     $2.495     $2.398     $2.085     $4.305
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)              455          --         484       695        755      1,001      1,432      1,026
-----------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 SUB-ACCOUNT NON-QUALIFIED
Accumulation Unit Value at
 beginning of period (c)         $1.676      $1.934      $1.497    $1.507     $1.348     $1.195     $2.140     $2.033
-----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                   $2.321      $2.320      $1.676    $1.497     $1.507     $1.348     $1.195     $2.140
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)            1,040          --       1,314       314        374        403        557     14,186
-----------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 SUB-ACCOUNT QUALIFIED
Accumulation Unit Value at
 beginning of period (c)         $1.677      $1.935      $1.497    $1.507     $1.348     $1.195     $2.140     $2.033
-----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                   $2.322      $2.321      $1.677    $1.497     $1.507     $1.348     $1.195     $2.140
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)              165          --         197     1,518      1,951      1,765      2,439      2,005
-----------------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND & GROWTH
 HLS FUND SUB-ACCOUNT
 (NON-QUALIFIED)
Accumulation Unit Value at
 beginning of period (d)         $2.501      $2.451      $2.170    $1.661     $1.366     $1.011     $1.000     $0.929
-----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                   $2.608      $2.607      $2.501    $2.170     $1.661     $1.366     $1.011     $1.230
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)            1,206          --       1,616     1,710      1,241        665        335        410
-----------------------------------------------------------------------------------------------------------------------
HARTFORD DIVIDEND & GROWTH
 HLS FUND SUB-ACCOUNT
 (QUALIFIED)
Accumulation Unit Value at
 beginning of period (d)         $2.501      $2.451      $2.170    $1.662     $1.366     $1.011     $1.000     $0.929
-----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                   $2.608      $2.607      $2.501    $2.170     $1.662     $1.366     $1.011     $1.230
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)              303          --         418       391        291         61         37      1,473
-----------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL
 ADVISERS HLS FUND
 SUB-ACCOUNT (NON-QUALIFIED)
Accumulation Unit Value at
 beginning of period (e)         $1.491      $1.620      $1.328    $1.271     $1.149     $1.000         --         --
-----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                   $1.818      $1.817      $1.491    $1.328     $1.271     $1.149         --         --
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)              154          --         201       223        348         30         --         --
-----------------------------------------------------------------------------------------------------------------------

                                 YEAR ENDED DECEMBER 31,
                              ------------------------------

                                1992       1991       1990
----------------------------
HARTFORD CAPITAL
 APPRECIATION GROWTH HLS
 FUND SUB-ACCOUNT QUALIFIED
Accumulation Unit Value at
 beginning of period (a)      $1.698     $1.624     $1.525
----------------------------
Accumulation Unit Value at
 end of period                $1.736     $1.698     $1.624
-----------------------------------------------------------------------------------------------------------------------
----------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)            84        124        125
----------------------------
HARTFORD MORTGAGE SECURITIES
 HLS FUND SUB-ACCOUNT
 NON-QUALIFIED
Accumulation Unit Value at
 beginning of period (a)      $3.106     $2.036     $2.308
----------------------------
Accumulation Unit Value at
 end of period                $3.598     $3.106     $2.036
-----------------------------------------------------------------------------------------------------------------------
----------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)         3,803      3,521      2,204
----------------------------
HARTFORD MORTGAGE SECURITIES
 HLS FUND SUB-ACCOUNT
 QUALIFIED
Accumulation Unit Value at
 beginning of period (a)      $3.107     $2.037     $2.309
----------------------------
Accumulation Unit Value at
 end of period                $3.599     $3.107     $2.037
-----------------------------------------------------------------------------------------------------------------------
----------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)           859        915        793
----------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 SUB-ACCOUNT NON-QUALIFIED
Accumulation Unit Value at
 beginning of period (c)      $1.963     $1.728     $1.591
----------------------------
Accumulation Unit Value at
 end of period                $2.033     $1.963     $1.728
-----------------------------------------------------------------------------------------------------------------------
----------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)        17,449     20,875     23,365
----------------------------
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 SUB-ACCOUNT QUALIFIED
Accumulation Unit Value at
 beginning of period (c)      $1.963     $1.728     $1.591
----------------------------
Accumulation Unit Value at
 end of period                $2.033     $1.963     $1.728
-----------------------------------------------------------------------------------------------------------------------
----------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)         3,646      4,104      4,668
----------------------------
HARTFORD DIVIDEND & GROWTH
 HLS FUND SUB-ACCOUNT
 (NON-QUALIFIED)
Accumulation Unit Value at
 beginning of period (d)      $0.982     $0.878     $1.000
----------------------------
Accumulation Unit Value at
 end of period                $0.929     $0.982     $0.878
-----------------------------------------------------------------------------------------------------------------------
----------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)           174        105         33
----------------------------
HARTFORD DIVIDEND & GROWTH
 HLS FUND SUB-ACCOUNT
 (QUALIFIED)
Accumulation Unit Value at
 beginning of period (d)      $0.982     $0.878     $1.000
----------------------------
Accumulation Unit Value at
 end of period                $0.929     $0.982     $0.878
-----------------------------------------------------------------------------------------------------------------------
----------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)           254        127         34
----------------------------
HARTFORD INTERNATIONAL
 ADVISERS HLS FUND
 SUB-ACCOUNT (NON-QUALIFIED)
Accumulation Unit Value at
 beginning of period (e)          --         --         --
----------------------------
Accumulation Unit Value at
 end of period                    --         --         --
-----------------------------------------------------------------------------------------------------------------------
----------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)            --         --         --
----------------------------

                                                               YEAR ENDED DECEMBER 31,
                              -----------------------------------------------------------------------------------------
                               WITHOUT     WITH THE
                                 THE       OPTIONAL
                              OPTIONAL       DEATH
                                DEATH       BENEFIT
                               BENEFIT    (UNAUDITED)
                                1999         1999         1998       1997       1996       1995       1994       1993
-----------------------------------------------------------------------------------------------------------------------
HARTFORD INTERNATIONAL
 ADVISERS HLS FUND
 SUB-ACCOUNT (QUALIFIED)
Accumulation Unit Value at
 beginning of period (e)         $1.491      $1.620      $1.328    $1.271     $1.149     $1.000         --         --
-----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                   $1.818      $1.817      $1.491    $1.328     $1.271     $1.149         --         --
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)               12          --          23        37         19         10         --         --
-----------------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 SUB-ACCOUNT (NON-QUALIFIED)
Accumulation Unit Value at
 beginning of period (b)         $1.867      $1.946      $1.472    $1.121     $1.000         --         --         --
-----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                   $2.227      $2.226      $1.867    $1.472     $1.121         --         --         --
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)              706          --         570       557        106         --         --         --
-----------------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
 SUB-ACCOUNT (QUALIFIED)
Accumulation Unit Value at
 beginning of period (b)         $1.867      $1.946      $1.472    $1.121     $1.000         --         --         --
-----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                   $2.227      $2.226      $1.867    $1.472     $1.121         --         --         --
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)              181          --         146       103         39         --         --         --
-----------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS
 FUND SUB-ACCOUNT
 (NON-QUALIFIED)
Accumulation Unit Value at
 beginning of period (f)         $1.382      $1.664      $1.251    $1.067     $1.000         --         --         --
-----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                   $2.270      $2.269      $1.382    $1.251     $1.067         --         --         --
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)            2,534          --       3,670       377        110         --         --         --
-----------------------------------------------------------------------------------------------------------------------
HARTFORD SMALL COMPANY HLS
 FUND SUB-ACCOUNT
 (QUALIFIED)
Accumulation Unit Value at
 beginning of period (f)         $1.382      $1.664      $1.251    $1.067         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                   $2.270      $2.269      $1.382    $1.251     $1.067         --         --         --
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)              228          --         228       100         10         --         --         --
-----------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
 SUB-ACCOUNT (NON-QUALIFIED)
Accumulation Unit Value at
 beginning of period (g)         $1.376      $1.601      $1.098    $1.000         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                   $2.068      $2.067      $1.376    $1.098         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)            4,561          --         243        34         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------
HARTFORD MIDCAP HLS FUND
 SUB-ACCOUNT (QUALIFIED)
Accumulation Unit Value at
 beginning of period (g)         $1.376      $1.601      $1.098    $1.000         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                   $2.068      $2.067      $1.376    $1.098         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)              276          --          90        12         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME
 HLS FUND SUB-ACCOUNT
 (NON-QUALIFIED)
Accumulation Unit Value at
 beginning of period (h)         $1.184      $1.233      $1.000        --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                   $1.428      $1.427      $1.184        --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)               94          --          10        --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------

                                 YEAR ENDED DECEMBER 31,
                              ------------------------------

                                1992       1991       1990
----------------------------
HARTFORD INTERNATIONAL
 ADVISERS HLS FUND
 SUB-ACCOUNT (QUALIFIED)
Accumulation Unit Value at
 beginning of period (e)          --
----------------------------
Accumulation Unit Value at
 end of period                    --         --         --
-----------------------------------------------------------------------------------------------------------------------
----------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)            --         --         --
----------------------------
HARTFORD INDEX HLS FUND
 SUB-ACCOUNT (NON-QUALIFIED)
Accumulation Unit Value at
 beginning of period (b)          --         --         --
----------------------------
Accumulation Unit Value at
 end of period                    --         --         --
-----------------------------------------------------------------------------------------------------------------------
----------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)            --         --         --
----------------------------
HARTFORD INDEX HLS FUND
 SUB-ACCOUNT (QUALIFIED)
Accumulation Unit Value at
 beginning of period (b)          --         --         --
----------------------------
Accumulation Unit Value at
 end of period                    --         --         --
-----------------------------------------------------------------------------------------------------------------------
----------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)            --         --         --
----------------------------
HARTFORD SMALL COMPANY HLS
 FUND SUB-ACCOUNT
 (NON-QUALIFIED)
Accumulation Unit Value at
 beginning of period (f)          --         --
----------------------------
Accumulation Unit Value at
 end of period                    --         --         --
-----------------------------------------------------------------------------------------------------------------------
----------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)            --
----------------------------
HARTFORD SMALL COMPANY HLS
 FUND SUB-ACCOUNT
 (QUALIFIED)
Accumulation Unit Value at
 beginning of period (f)          --         --         --
----------------------------
Accumulation Unit Value at
 end of period                    --         --         --
-----------------------------------------------------------------------------------------------------------------------
----------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)            --         --         --
----------------------------
HARTFORD MIDCAP HLS FUND
 SUB-ACCOUNT (NON-QUALIFIED)
Accumulation Unit Value at
 beginning of period (g)          --         --         --
----------------------------
Accumulation Unit Value at
 end of period                    --         --         --
-----------------------------------------------------------------------------------------------------------------------
----------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)            --         --         --
----------------------------
HARTFORD MIDCAP HLS FUND
 SUB-ACCOUNT (QUALIFIED)
Accumulation Unit Value at
 beginning of period (g)          --         --         --
----------------------------
Accumulation Unit Value at
 end of period                    --         --         --
-----------------------------------------------------------------------------------------------------------------------
----------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)            --         --         --
----------------------------
HARTFORD GROWTH AND INCOME
 HLS FUND SUB-ACCOUNT
 (NON-QUALIFIED)
Accumulation Unit Value at
 beginning of period (h)          --         --         --
----------------------------
Accumulation Unit Value at
 end of period                    --         --         --
-----------------------------------------------------------------------------------------------------------------------
----------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)            --         --         --
----------------------------

                                                               YEAR ENDED DECEMBER 31,
                              -----------------------------------------------------------------------------------------
                               WITHOUT     WITH THE
                                 THE       OPTIONAL
                              OPTIONAL       DEATH
                                DEATH       BENEFIT
                               BENEFIT    (UNAUDITED)
                                1999         1999         1998       1997       1996       1995       1994       1993
-----------------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH AND INCOME
 HLS FUND SUB-ACCOUNT
 (QUALIFIED)
Accumulation Unit Value at
 beginning of period (h)         $1.184      $1.233      $1.000        --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                   $1.428      $1.427      $1.184        --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)              297          --         181        --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS
 FUND SUB-ACCOUNT
 (NON-QUALIFIED)
Accumulation Unit Value at
 beginning of period (i)         $1.316      $1.514      $1.000        --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                   $1.958      $1.958      $1.316        --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)              133          --          10        --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------
HARTFORD GLOBAL LEADERS HLS
 FUND SUB-ACCOUNT
 (QUALIFIED)
Accumulation Unit Value at
 beginning of period (i)         $1.316      $1.514      $1.000        --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                   $1.958      $1.958      $1.316        --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)               31          --          10        --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 SUB-ACCOUNT (NON-QUALIFIED)
Accumulation Unit Value at
 beginning of period (i)         $1.036      $1.053      $1.000        --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                   $1.073      $1.073      $1.036        --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)               29          --          10        --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
 SUB-ACCOUNT (QUALIFIED)
Accumulation Unit Value at
 beginning of period (i)         $1.036      $1.053      $1.000        --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------
Accumulation Unit Value at
 end of period                   $1.073      $1.073      $1.036        --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)               10          --          16        --         --         --         --         --
-----------------------------------------------------------------------------------------------------------------------

                                 YEAR ENDED DECEMBER 31,
                              ------------------------------

                                1992       1991       1990
----------------------------
HARTFORD GROWTH AND INCOME
 HLS FUND SUB-ACCOUNT
 (QUALIFIED)
Accumulation Unit Value at
 beginning of period (h)          --         --         --
----------------------------
Accumulation Unit Value at
 end of period                    --         --         --
-----------------------------------------------------------------------------------------------------------------------
----------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)            --         --         --
----------------------------
HARTFORD GLOBAL LEADERS HLS
 FUND SUB-ACCOUNT
 (NON-QUALIFIED)
Accumulation Unit Value at
 beginning of period (i)          --         --         --
----------------------------
Accumulation Unit Value at
 end of period                    --         --         --
-----------------------------------------------------------------------------------------------------------------------
----------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)            --         --         --
----------------------------
HARTFORD GLOBAL LEADERS HLS
 FUND SUB-ACCOUNT
 (QUALIFIED)
Accumulation Unit Value at
 beginning of period (i)          --         --         --
----------------------------
Accumulation Unit Value at
 end of period                    --         --         --
-----------------------------------------------------------------------------------------------------------------------
----------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)            --         --         --
----------------------------
HARTFORD HIGH YIELD HLS FUND
 SUB-ACCOUNT (NON-QUALIFIED)
Accumulation Unit Value at
 beginning of period (i)          --         --         --
----------------------------
Accumulation Unit Value at
 end of period                    --         --         --
-----------------------------------------------------------------------------------------------------------------------
----------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)            --         --         --
----------------------------
HARTFORD HIGH YIELD HLS FUND
 SUB-ACCOUNT (QUALIFIED)
Accumulation Unit Value at
 beginning of period (i)          --         --         --
----------------------------
Accumulation Unit Value at
 end of period                    --         --         --
-----------------------------------------------------------------------------------------------------------------------
----------------------------
Number Accumulation Units
 outstanding at end of
 period (in thousands)            --         --
----------------------------

(a) Inception date August 1, 1986.
(b) Inception date May 1, 1987.
(c) Inception date July 2, 1990.
(d) Inception date March 8, 1994.
(e) Inception date March 1, 1995.
(f)  Inception date August 9, 1996.
(g) Inception date July 15, 1997.
(h) Inception date June 1, 1998.
(i)  Inception date September 30, 1998.

HV-2741
33-19945